Trade and Other Payables (Tables)	6 Months Ended
Jul. 31, 2019
Trade And Other Payables
Disclosure of Detailed Information About Trade and Other Current Payables
	31 July 2019 NZ $000’s	31 January 2019 NZ $000’s

Current
Trade payables	16,537	23,580
Accruals	6,673	10,150
Employee benefits liabilities	1,908	1,815
	25,118	35,545